CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents ($1 and $2 attributable to our VIE)	$ 4	$ 5
Accounts receivable, net	1,247	1,322
Short-term derivative assets	209	27
Other current assets	138	172
Total Current Assets	1,598	1,526
Oil and natural gas properties, at cost based on successful efforts accounting:
Proved oil and natural gas properties ($755 and $755 attributable to our VIE)	25,407	27,932
Unproved properties	1,561	2,024
Other property and equipment	1,721	1,986
Total Property and Equipment, at Cost	28,689	31,942
Less: accumulated depreciation, depletion and amortization (($707) and ($700) attributable to our VIE)	(17,886)	(18,907)
Property and equipment held for sale, net	15	144
Total Property and Equipment, Net	10,818	13,179
LONG-TERM ASSETS:
Long-term derivative assets	76	0
Other long-term assets	243	220
TOTAL ASSETS	12,735	14,925
CURRENT LIABILITIES:
Accounts payable	763	654
Current maturities of long-term debt, net	381	52
Accrued interest	141	137
Short-term derivative liabilities	3	58
Other current liabilities ($2 and $3 attributable to our VIE)	1,599	1,518
Total Current Liabilities	2,887	2,419
LONG-TERM LIABILITIES:
Long-term debt, net	7,341	9,921
Long-term derivative liabilities	0	4
Asset retirement obligations, net of current portion	155	162
Other long-term liabilities	219	476
Total Long-Term Liabilities	7,715	10,563
CONTINGENCIES AND COMMITMENTS (Note 4)
Chesapeake Stockholders’ Equity:
Preferred stock, $0.01 par value, 20,000,000 shares authorized: 5,603,458 shares outstanding	1,671	1,671
Common stock, $0.01 par value, 2,000,000,000 shares authorized: 913,715,512 and 908,732,809 shares issued	9	9
Additional paid-in capital	14,378	14,437
Accumulated deficit	(13,912)	(14,130)
Accumulated other comprehensive loss	(23)	(57)
Less: treasury stock, at cost; 3,246,553 and 2,240,394 common shares	(31)	(31)
Total Chesapeake Stockholders’ Equity	2,092	1,899
Noncontrolling interests	41	44
Total Equity	2,133	1,943
TOTAL LIABILITIES AND EQUITY	$ 12,735	$ 14,925